SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2025
SHARE OPTION PLANS
SHARE OPTION PLANS

NOTE 8. SHARE OPTION PLANS

On July 1, 2013, the Company adopted a share option plan titled “The 2013 Share Incentive Plan” (the “2013 Plan”). The 2013 Plan authorized the Company to grant options to purchase up to 17,000,000 ordinary shares. Under the plan, the Board of Directors determines the exercise price, vesting schedule, and expiration terms at the time of grant. Options generally vest immediately or over a specified period and typically expire ten years from the date of grant.

The Company historically granted options to directors, officers, employees, and consultants. No new options were granted during the years ended September 30, 2025, 2024, or 2023.

During fiscal 2024, all remaining options outstanding under the 2013 Plan were either exercised or cancelled. No options remained outstanding as of September 30, 2024 or 2025.

Share Option Activity

Activity	Number Outstanding	Exercise Price Range	Weighted-Average Exercise Price
Outstanding as of September 30, 2023	10,300,000	$0.15 – $0.20	$0.15
Granted	—	—	—
Exercised	—	—	—
Forfeited / Cancelled	—	—	—
Outstanding as of September 30, 2023 (end of year)	10,300,000	$0.15 – $0.20	$0.15
Fiscal 2024 Activity
Exercised	1,100,000	$0.15 – $0.20	—
Forfeited / Cancelled	9,200,000	—	—
Outstanding as of September 30, 2024 and 2025	—	—	—

Share Options Outstanding and Exercisable

The following table summarizes the options outstanding and exercisable as of September 30, 2025, 2024, and 2023:

Date	Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)
September 30, 2025	—	—	—
September 30, 2024	—	—	—
September 30, 2023	$0.15 – $0.20	10,300,000	0.66
September 30, 2022	$0.15 – $0.20	10,300,000	1.66

During fiscal 2024 1,100,000 options were exercised by directors and the Chief Financial Officer, and the remaining 9,200,000 options lapsed on May 29, 2024.